Label		Element	Value
CornerCap Large/Mid-Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the CornerCap Large/Mid-Cap Value Fund (the "Large/Mid-Cap Value Fund") is long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.

Shareholder Fees (Fees paid directly from your investment)

The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary.

Subject to certain exceptions, which are described more fully under "REDEMPTION OF FUND SHARES - Redemption Fee," the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund

Large/Mid-Cap Value Fund's Redemption Fee 1.00%

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund's performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	125.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Large/Mid-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large/Mid-Cap Value Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in common stocks of U.S. companies. The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $3 billion, but no more than $10 billion) that the Adviser believes are attractively valued relative to the market. To select stocks and other equity securities for the Large/Mid-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Large/Mid-Cap Value Fund may also invest in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

The Large/Mid-Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with greater relative value are available for purchase by the Large/Mid-Cap Value Fund or when the Adviser is seeking to raise cash.

In order to respond to adverse market, economic, political or other conditions, the Large/Mid-Cap Value Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in common stocks of U.S. companies.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Large/Mid-Cap Value Fund. The principal risks of the Large/Mid-Cap Value Fund are:

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions. Regardless of any one company's particular prospects, a declining stock market may produce a decline in stock prices for all companies. Stock market declines may continue for an indefinite period of time, and investors should understand that, from time to time, during temporary or extended bear markets, the value of the Large/Mid-Cap Value Fund may decline.

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions (including changes in interest rates) or even perceptions in the marketplace about the issuing company or economic trends. Additionally, common stock is the last class of security to be paid in the event of bankruptcy.

Business and Company Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Large/Mid-Cap Value Fund to underperform other mutual funds with similar investment objectives.

Mid-Cap Company Risk: Stocks of mid-cap companies may have more risks than stocks of larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

Regulatory Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. When an industry is regulated or deregulated, some companies will make a successful transition into and prosper under, deregulation, and other companies will mismanage the process and do poorly.

Undervalued Stocks: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Large/Mid-Cap Value Fund will suffer losses. These investments may be volatile and highly speculative. Investors should be able to bear the potential of incurring substantial losses.

ETF and Other Investment Company Risk: To the extent the Large/Mid-Cap Value Fund's investments are in ETFs or other investment companies, the cost of investing in the Large/Mid-Cap Value Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests in addition to the Large/Mid-Cap Value Fund's direct fees and expenses.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Large/Mid-Cap Value Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Large/Mid-Cap Value Fund by showing the changes in the performance from year to year and how the Large/Mid-Cap Value Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Large/Mid-Cap Value Fund by showing the changes in the performance from year to year and how the Large/Mid-Cap Value Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(888) 813-8637
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, and does not necessarily indicate future results.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart Footnotes [Text Block]		rr_BarChartFootnotesTextBlock	During the period shown, the highest return for a quarter was 27.65% for the quarter ended June 30, 2009, and the lowest return was -27.80% for the quarter ended December 31, 2008.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The calendar year-to-date total return as of June 30, 2015 was -1.79%.
Year to Date Return, Label		rr_YearToDateReturnLabel	calendar year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.79%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	27.65%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(27.80%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Large/Mid-Cap Value Fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts

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CornerCap Large/Mid-Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
Since Inception		rr_AverageAnnualReturnSinceInception	7.08%
CornerCap Large/Mid-Cap Value Fund | CornerCap Large/Mid-Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,765
Annual Return 2005		rr_AnnualReturn2005	1.75%
Annual Return 2006		rr_AnnualReturn2006	16.96%
Annual Return 2007		rr_AnnualReturn2007	(1.78%)
Annual Return 2008		rr_AnnualReturn2008	(42.31%)
Annual Return 2009		rr_AnnualReturn2009	41.23%
Annual Return 2010		rr_AnnualReturn2010	14.01%
Annual Return 2011		rr_AnnualReturn2011	(4.90%)
Annual Return 2012		rr_AnnualReturn2012	8.40%
Annual Return 2013		rr_AnnualReturn2013	38.50%
Annual Return 2014		rr_AnnualReturn2014	13.11%
1 Year		rr_AverageAnnualReturnYear01	13.11%
5 Years		rr_AverageAnnualReturnYear05	12.99%
10 Years		rr_AverageAnnualReturnYear10	5.78%
Since Inception		rr_AverageAnnualReturnSinceInception	3.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 27, 2000
CornerCap Large/Mid-Cap Value Fund | CornerCap Large/Mid-Cap Value Fund | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.35%
5 Years		rr_AverageAnnualReturnYear05	12.32%
10 Years		rr_AverageAnnualReturnYear10	5.24%
Since Inception		rr_AverageAnnualReturnSinceInception	2.67%
CornerCap Large/Mid-Cap Value Fund | CornerCap Large/Mid-Cap Value Fund | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.47%
5 Years		rr_AverageAnnualReturnYear05	10.26%
10 Years		rr_AverageAnnualReturnYear10	4.58%
Since Inception		rr_AverageAnnualReturnSinceInception	2.49%

[1]	The Large/Mid-Cap Value Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) that exceed 1.20%. The contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.